Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax
33.
INCOME TAX
a.
Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,863	$8,875	$9,199
Income tax on unappropriated earnings	137	(31)	122
Income tax adjustments on prior years	(141)	(128)	(176)
Others	7	4	4
	8,866	8,720	9,149
Deferred tax
Deferred tax expense recognized for the year	318	218	176
Income tax adjustments on prior years	151	9	8
	469	227	184
Income tax recognized in profit or loss	$9,335	$8,947	$9,333

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$47,204	$47,008	$47,841
Income tax expense calculated at the statutory rate	$9,441	$9,401	$9,568
Nondeductible income and expenses in determining taxable income	(20)	28	25
Tax-exempt income	(3)	(9)	(29)
Income tax on unappropriated earnings	137	(31)	122
Investment credits	(207)	(209)	(218)
Effect of different tax rates of group entities operating in other jurisdictions	(31)	(7)	10
Income tax adjustments on prior years	10	(119)	(168)
Others	8	(107)	23
Income tax expense recognized in profit or loss	$9,335	$8,947	$9,333

The applicable tax rate used by the entities subject to the Income Tax Act of the Republic of China is 20%. Tax rates used by other entities of the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

b.
Income tax recognized in other comprehensive income

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$231	$31	$451
c.
Current tax assets and liabilities

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$4	$5
Current tax liabilities
Income tax payable	$6,613	$6,822
d.
Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2022

	January 1, 2022	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2022
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,744	$1	$(231)	$1,514
Allowance for doubtful receivables over quota	265	(81)	—	184
Valuation loss on inventory	197	(92)	—	105
Seniority bonus	5	—	—	5
Valuation loss on financial assets	—	24	—	24
Impairment loss on assets	—	—	—	—
Estimated warranty liabilities	43	4	—	47
Valuation loss on onerous contracts	26	(8)	—	18
Share of profit or loss of associates and joint ventures accounted for using equity method	401	(399)	—	2
Accrued award credits liabilities	9	3	—	12
Deferred revenue	49	(19)	—	30
Unrealized foreign exchange loss, net	2	56	—	58
Others	33	(5)	—	28
	2,774	(516)	(231)	2,027
Loss carryforwards	11	159	—	170
	$2,785	$(357)	$(231)	$2,197

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,969)	$(145)	$—	$(2,114)
Deferred revenue for award credits	(55)	(15)	—	(70)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(24)	4	—	(20)
Unrealized foreign exchange gain, net	(27)	26	—	(1)
Others	(19)	18	—	(1)
	$(2,189)	$(112)	$—	$(2,301)

For the year ended December 31, 2023

	January 1, 2023	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2023
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,514	$1	$(31)	$1,484
Allowance for doubtful receivables over quota	184	(41)	—	143
Valuation loss on inventory	105	(29)	—	76
Seniority bonus	5	64	—	69
Valuation loss on financial assets	24	21	—	45
Impairment loss on assets	—	60	—	60
Estimated warranty liabilities	47	1	—	48
Valuation loss on onerous contracts	18	19	—	37
Share of profit or loss of associates and joint ventures accounted for using equity method	2	6	—	8
Accrued award credits liabilities	12	5	—	17
Deferred revenue	30	(15)	—	15
Unrealized foreign exchange loss, net	58	(55)	—	3
Others	28	(3)	—	25
	2,027	34	(31)	2,030
Loss carryforwards	170	(101)	—	69
	$2,197	$(67)	$(31)	$2,099

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,114)	$(146)	$—	$(2,260)
Deferred revenue for award credits	(70)	4	—	(66)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(20)	2	—	(18)
Unrealized foreign exchange gain, net	(1)	(11)	—	(12)
Others	(1)	(9)	—	(10)
	$(2,301)	$(160)	$—	$(2,461)

For the year ended December 31, 2024

	January 1, 2024	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2024
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,484	$11	$(450)	$1,045
Allowance for doubtful receivables over quota	143	(25)	—	118
Valuation loss on inventory	76	3	—	79
Seniority bonus	69	6	—	75
Valuation loss on financial assets	45	29	—	74
Impairment loss on assets	60	—	—	60
Estimated warranty liabilities	48	8	—	56
Valuation loss on onerous contracts	37	8	—	45
Share of profit or loss of associates and joint ventures accounted for using equity method	8	7	—	15
Accrued award credits liabilities	17	(2)	—	15
Deferred revenue	15	(10)	—	5
Unrealized foreign exchange loss, net	3	(2)	—	1
Others	25	48	—	73
	2,030	81	(450)	1,661
Loss carryforwards	69	(69)	—	—
	$2,099	$12	$(450)	$1,661

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(2,260)	$(142)	$(1)	$(2,403)
Deferred revenue for award credits	(66)	(45)	—	(111)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(18)	2	—	(16)
Unrealized foreign exchange gain, net	(12)	6	—	(6)
Valuation gain on financial assets, net	—	—	—	—
Others	(10)	(17)	—	(27)
	$(2,461)	$(196)	$(1)	$(2,658)

e.
Unused loss carryforwards and deductible temporary differences for which no deferred tax assets have been recognized in the consolidated balance sheets

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2024	$1	$—
Expire in 2025	15	17
Expire in 2026	8	10
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	2
Expire in 2030	—	1
Expire in 2031	—	1
Expire in 2032	5	6
Expire in 2033	13	20
Expire in 2034	—	12
	$47	$73

Investment credits - research and development expenditures
Expire in 2025	$8	$—

Deductible temporary differences	$10	$16
f.
Information about unused investment credits and loss carryforwards

As of December 31, 2024, information about investment credits - research and development expenditures was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$—	2025

As of December 31, 2024, information about unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$17	2025
10	2026
3	2027
1	2028
2	2029
1	2030
1	2031
6	2032
20	2033
12	2034
$73
g.
Income tax examinations

Income tax returns of Chunghwa, SENAO, Youth, ISPOT, Aval, Wiin, SENYOUNG, CHYP, CHSI, LED, SHE, CHIEF, Unigate, CHPT, NavCore, TestPro, CHST, SFD, CLPT, CHTSC, HHI, IISI and UTC

have been examined by the tax authorities through 2022. Income tax returns of CHI have been examined by the tax authorities through 2023.

h. Pillar Two Model Rules

The application of the Pillar Two rules does not have a material impact on the Company’s consolidated financial statements. The Company will continue to review the possible impact on the Company’s future financial performance.